NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED COMPANIES

The Company’s initially marketing efforts are in the Eastern China market with intention of developing a nationwide marketing network. The Company has developed a reputation of excellence in product quality and after sales service.

Name of Consolidated Companies	Domicile and Date of Incorporation	Paid in Capital	Percentage of Effective Ownership	Principal Activities
Tian’an Technology Group Ltd.	April 8, 2021, British Virgin Islands	USD $0	89% owned by Mr. Hengfei Yang	Investment holding
Yunke Jingrong Information Technology Co., Ltd.	October 27, 2021, PRC	USD $0	100% owned by Tian’an	Investment holding
Shanghai Qige Power Technology Co., Ltd.	August 10, 2016, PRC	USD $0	100% owned by Yunke Jingrong	Production and distribution of power drive product systems and retail of healthcare products

SCHEDULE OF EQUIPMENT ESTIMATED USEFUL LIVES	Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives are as follows:
Operating Equipment	5 years
Office equipment	5 years

SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES

	June 30,
	2024	2023
Year ended RMB: USD Exchange rate	0.1403	0.1379
Average yearly RMB: USD Exchange rate	0.1407	0.1443

December 31, 2023
Year ended RMB: USD Exchange rate	0.1412
Average yearly RMB: USD Exchange rate	0.1423